Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Summary of Fair Value of Valuation Assumptions

A summary of quantitative information with respect to valuation methodology for the three months ended March 31, 2015 is as follows:

Date of valuation	February 18, 2015	February 18, 2015	March 5, 2015
Fair value of Common Stock	$0.32	$0.32	$0.24
Dividend yield (per share)	0	0	0
Strike price	$0.26	$0.26	$0.26
Volatility (annual)	123.36%	123.36%	124.56%
Risk-free rate	0.23%	0.23%	0.25%
Expected life (years)	5	5	5

Summary of Warrant Activity

The following is a summary of warrant activity for the three months ended March 31, 2015:

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding as of December 31, 2014	875,000	$0.10
Issuance of warrants with Units – January 19, 2015*	10,825,000	0.10
Outstanding as of March 31, 2015 **	11,700,000	$0.10

* The warrants contain most favor nation and call provision and the Company classifies these warrant instruments as liabilities measured at fair value and re-measures these instruments at fair value each reporting period. (See FN 9)